Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Investment companies: 98.45%
Affiliated master portfolios: 67.92%
Wells Fargo Disciplined Large Cap Portfolio		$127,727,624
Wells Fargo Emerging Growth Portfolio		9,294,453
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		11,129,432
Wells Fargo Factor Enhanced International Equity Portfolio		90,337,005
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		50,204,926
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		15,399,534
Wells Fargo Small Company Value Portfolio		9,078,945
		313,171,919
Exchange-traded funds: 19.50%
Energy Select Sector SPDR Fund	85,229	4,125,084
iShares Core MSCI EAFE ETF	147,360	11,309,880
iShares Core MSCI Emerging Markets ETF	120,850	7,745,277
iShares Core S&P 500 ETF	120,694	54,760,075
iShares Core S&P Small-Cap ETF	106,839	12,005,497
		89,945,813
Stock funds: 11.03%
Wells Fargo Emerging Markets Equity Fund Class R6 ♠	419,079	14,043,335
Wells Fargo Endeavor Select Fund Class R6 ♠†	1,263,861	18,414,452
Wells Fargo Large Cap Growth Fund Class R6 ♠†	306,287	18,389,450
		50,847,237
Total Investment companies (Cost $332,734,100)		453,964,969

		Yield
Short-term investments: 0.49%
Investment companies: 0.49%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	2,242,363	2,242,363
Total Short-term investments (Cost $2,242,363)				2,242,363
Total investments in securities (Cost $334,976,463)	98.94%			456,207,332
Other assets and liabilities, net	1.06			4,881,152
Total net assets	100.00%			$461,088,484

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments

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Portfolio of investments—August 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Wells Fargo Emerging Markets Equity Fund Class R6	$6,253,466	$1,083,929	$(283,583)	$(11,499)	$7,001,022	$14,043,335
Wells Fargo Endeavor Select Fund Class R6†	14,166,330	907,984	(2,432,104)	302,401	5,469,841	18,414,452
Wells Fargo Large Cap Growth Fund Class R6†	14,167,621	914,037	(1,995,560)	163,622	5,139,730	18,389,450
Short-term investments
Wells Fargo Government Money Market Fund Select Class	2,400,000	11,203,861	(11,361,498)	0	0	2,242,363
				$454,524	$17,610,593	$53,089,600

†	Non-income-earning security

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Wells Fargo Emerging Markets Equity Fund Class R6	419,079	$0
Wells Fargo Endeavor Select Fund Class R6†	1,263,861	0
Wells Fargo Large Cap Growth Fund Class R6†	306,287	0
Short-term investments
Wells Fargo Government Money Market Fund Select Class	2,242,363	156
		$156

†	Non-income-earning security
See accompanying notes to portfolio of investments

2  |  Wells Fargo Spectrum Aggressive Growth Fund

Portfolio of investments—August 31, 2021 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Disciplined Large Cap Portfolio	37.76%	33.24%	$3,344,974	$4,760,752	$457,577	$31	$127,727,624
Wells Fargo Emerging Growth Portfolio	0.88	1.58	3,665,493	(2,754,194)	2,670	266	9,294,453
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	5.98	6.00	194,291	272,072	134,832	18	11,129,432
Wells Fargo Factor Enhanced International Equity Portfolio	12.62	12.30	1,473,936	(2,811,828)	565,306	145	90,337,005
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	5.99	5.88	1,681,378	1,066,719	175,391	99	50,204,926
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	6.93	6.94	1,326,982	(1,384,256)	42,920	30	15,399,534
Wells Fargo Small Company Value Portfolio	1.42	1.49	590,314	(650,731)	30,396	122	9,078,945
			$12,277,368	$(1,501,466)	$1,409,092	$711	$313,171,919
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
New Zealand Dollars Futures	167	9-13-2021	$11,630,120	$11,784,355	$154,235	$0
FTSE 100 Index	68	9-17-2021	6,628,794	6,633,784	4,990	0
IBEX 35 Index	170,179	9-17-2021	18,729,769	18,643,589	0	(86,180)
MSCI Emerging Markets Index	68	9-17-2021	4,673,798	4,417,280	0	(256,518)
Short
Euro FX Futures	(123)	9-13-2021	(18,321,399)	(18,166,331)	155,068	0
Mini-DAX Futures	(208)	9-17-2021	(19,276,643)	(19,388,928)	0	(112,285)
					$314,293	$(454,983)
See accompanying notes to portfolio of investments

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Notes to portfolio of investments—August 31, 2021 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with each Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

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Notes to portfolio of investments—August 31, 2021 (unaudited)

to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of August 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$140,793,050	$0	$0	$140,793,050
Short-term investments
Investment companies	2,242,363	0	0	2,242,363
Investments measured at net asset value*				313,171,919
	143,035,413	0	0	456,207,332
Futures contracts	314,293	0	0	314,293
Total assets	$143,349,706	$0	$0	$456,521,625
Liabilities
Futures contracts	$454,983	$0	$0	$454,983
Total liabilities	$454,983	$0	$0	$454,983

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $313,171,919. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
For the three months ended August 31, 2021, the Funds did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

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